Investments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of investments accounted for using equity method [text block] [Abstract]
Schedule of investments
($000s)	January 1, 2020	Disposition	Fair value through other comprehensive loss	Loss of associates	Additions	December 31, 2020

Current assets:
Investment in marketable securities	3,032	-	794	-	-	3,826

Non-current assets:
Investment in associate	2,361	-	-	(187)	437	2,611
($000s)	January 1, 2019	Disposition	Fair value through other comprehensive loss	Loss of associates	Additions	December 31, 2019

Current assets:
Investment in marketable securities	2,858	(110)	284	-	-	3,032

Non-current assets:
Investment in associate	2,460	-	-	(200)	101	2,361